Accounts Receivable - Accounts Receivable (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts receivable, gross	€ 1,054,574	€ 880,169
Allowance for doubtful receivables	(2,070)	(1,848)	(2,071)
Accounts receivable, net	€ 1,052,504	€ 878,321